Services [Member] Expense Example - Service - BLACKROCK WEALTH LIQUID ENVIRONMENTALLY AWARE FUND - SERVICE	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	$ 863